COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 2,830	$ 3,007
Amortization of right of use assets	2,557	2,450
Interest on lease liabilities	388	500
Total lease cost	$ 5,775	$ 5,957